LOANS (covered) - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 344,410		$ 509,945		$ 623,669
Reclassification from non-accretable difference	29,606		39,079		97,808
Accretion	(91,485)		(125,524)		(139,356)
Other net activity	(57,837)	[1]	(79,090)	[1]	(72,176)	[1]
Balance at end of period	$ 224,694		$ 344,410		$ 509,945

[1]	Includes the impact of loan repayments and charge-offs.